Contingencies and Commitments (Details Textual)	12 Months Ended							12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 EUR (€)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 June 2013 to August 2013 [Member] USD ($)	Jun. 30, 2013 September 2013 to May 2016 [Member] USD ($)	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Northbrook [Member] Minimum [Member] USD ($)	Jun. 30, 2013 Northbrook [Member] Maximum [Member] USD ($)	Jun. 30, 2013 Encino [Member] Minimum [Member] USD ($)	Jun. 30, 2013 Encino [Member] Maximum [Member] USD ($)	Jun. 30, 2013 France [Member] USD ($)	Jun. 30, 2013 France [Member] EUR (€)	Jun. 30, 2013 Mexico [Member] USD ($)	Jun. 30, 2013 Mexico [Member] MXN
Operating Leases, Income Statement, Lease Revenue				$ 4,265	$ 6,300
Operating Leases Monthly Payments Of Lease								8,250	8,500	4,820	5,115	20,000	15,417	1,300	18,000
Operating Leases Guaranteed Amount												50,000	40,000
Rent Including Real Estate Taxes	559,659		468,642
Capital Leases of Lessor, Contingent Rentals, Basis Spread on Variable Rate						4.75%	5.90%
Capital Leases, Income Statement, Lease Revenue	27,500
Stock Repurchased During Period, Shares	336,921	336,921
Personally Guaranteed Amount		285,000
Reimburse Amount Legal Settlement		100,000
Escrow Deposit		100,000
Amount of loss due to facility sublease	$ 233,015